Restatement of Financial Statements (Details) - Schedule of statement of operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Operations and Comprehensive Loss
Loss from operations	$ (942,294)	$ (153,657)
Other (expense) income:
Change in fair value of warrant liabilities	(110,872)	19,284
Interest income	37,656	27,342
Net income (loss)	(1,015,510)	(107,031)
As Previously Reported
Statement of Operations and Comprehensive Loss
Loss from operations	(942,294)	(153,657)
Other (expense) income:
Change in fair value of warrant liabilities	(7,527,162)	1,238,234
Interest income	37,656	27,342
Total other (expense) income	(7,489,506)	1,265,576
Net income (loss)	$ (8,431,800)	$ 1,111,919
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	15,720,926	16,710,435
Basic and Diluted net income (loss) per redeemable common shares	$ 0.00	$ 0.00
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)	5,757,074	4,496,137
Basic and Diluted net income per non-redeemable common shares	$ (1.47)	$ 0.25
Restatement Adjustment
Other (expense) income:
Change in fair value of warrant liabilities	$ 7,416,290	$ (1,218,950)
Total other (expense) income	7,416,290	(1,218,950)
Net income (loss)	$ 7,416,290	$ (1,218,950)
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	918,038	12,921
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)	(918,038)	(12,921)
Basic and Diluted net income per non-redeemable common shares	$ 1.26	$ (0.27)
As Restated [Member]
Statement of Operations and Comprehensive Loss
Loss from operations	$ (942,294)	$ (153,657)
Other (expense) income:
Change in fair value of warrant liabilities	(110,872)	19,284
Interest income	37,656	27,342
Total other (expense) income	(73,216)	46,626
Net income (loss)	$ (1,015,510)	$ (107,031)
Basic and diluted weighted-average redeemable common shares outstanding (in Shares)	16,638,694	16,723,356
Basic and Diluted net income (loss) per redeemable common shares	$ 0.00	$ 0.00
Basic and diluted weighted-average non-redeemable common shares outstanding (in Shares)	4,839,036	4,483,216
Basic and Diluted net income per non-redeemable common shares	$ (0.21)	$ (0.02)